Average Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Medical Technology and Devices Portfolio	Apr. 29, 2023
Select Medical Technology and Devices Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(24.83%)
Past 5 years	12.87%
Past 10 years	17.06%
Select Medical Technology and Devices Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(25.10%)
Past 5 years	11.44%
Past 10 years	14.77%
Select Medical Technology and Devices Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(14.44%)
Past 5 years	10.21%
Past 10 years	13.65%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1521
Average Annual Return:
Past 1 year	(23.66%)
Past 5 years	12.02%
Past 10 years	15.65%